Income Taxes - Additional Information (Detail) - USD ($)	3 Months Ended		12 Months Ended
	Oct. 03, 2015	Dec. 31, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Income Tax Disclosure [Line Items]
Taxes computed at statutory rate			35.00%	35.00%	35.00%
Non-cash gain related to correction of tax balances	$ 10,200,000	$ 9,200,000	$ 9,700,000	$ 13,200,000	$ 21,300,000
Current deferred tax assets		253,400,000	0	253,400,000
Current deferred tax Liabilities		13,100,000	0	13,100,000
Non-current deferred tax liabilities		779,300,000	449,200,000	779,300,000
Net federal, state and foreign income taxes paid (refund received)			260,300,000	398,700,000	64,800,000
Cumulative undistributed foreign earnings		194,000,000	169,600,000	194,000,000
Unrecognized tax benefits		63,001,000	50,510,000	63,001,000	65,975,000	$ 80,862,000
Amount of unrecognized tax benefits affects effective tax rate		62,900,000	49,800,000	62,900,000
Estimate of possible decrease in gross uncertain tax positions, exclusive of interest, as a result of the expiration of the statute of limitations			10,600,000
Expense (benefit) for interest and penalties			(7,000,000)	(9,000,000)	$ 900,000
Accrued interest and penalties related to uncertain tax positions		28,200,000	21,200,000	28,200,000
State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
State net operating loss carryforwards		462,800,000	487,900,000	462,800,000
Foreign Country [Member]
Income Tax Disclosure [Line Items]
Foreign net operating loss carryforwards		$ 44,900,000	$ 22,300,000	$ 44,900,000
Maximum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year			2035
Maximum [Member] | Foreign Country [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year			2035
Minimum [Member] | State and Local Jurisdiction [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year			2016
Minimum [Member] | Foreign Country [Member]
Income Tax Disclosure [Line Items]
Unused net operating loss carryforward expiration year			2027